Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions

Transactions with JS Global

Prior to the separation, the Company operated as part of JS Global’s broader corporate organization rather than as a stand-alone public company and engaged in various transactions with JS Global entities. Following the separation and distribution, JS Global continues to be a related party due to a common shareholder that has majority control of both the Company and JS Global. Our arrangements with JS Global entities and/or other related persons or entities as of the separation are described below.
Supplier Agreements

The Company historically relied on a JS Global purchasing office entity to source finished goods on the Company’s behalf and to provide certain procurement and quality control services. Additionally, the Company purchases certain finished goods directly from a subsidiary of JS Global. For the years ended December 31, 2023, 2022, and 2021, the Company purchased $1,015.6 million, $1,444.8 million and $1,381.8 million, respectively, of finished goods from JS Global entities. In connection with these agreements, the Company historically incurred costs related to certain procurement and quality control activities that were reimbursed by JS Global entities. For the years ended December 31, 2023, 2022 and 2021, JS Global entities paid the Company $18.0 million, $31.7 million and $23.0 million respectively, which were recorded as a reduction to cost of sales for services rendered under these agreements.

Sourcing Services Agreement

In connection with the separation, the Company entered into a sourcing services agreement with JS Global. Pursuant to the agreement, the Company procures products from certain suppliers in the Asia-Pacific region (“APAC”), and JS Global provides coordination, process management and relationship management support to us with respect to such suppliers. The Company retains the right to procure such products and services from third parties. The Company pays JS Global a service fee based on the aggregate amount of products procured by the Company from such suppliers managed by JS Global under the agreement. The Sourcing Services Agreement has a term commencing July 28, 2023 and ending on June 30, 2025. The Company will pay JS Global the following: (i) for the period July 28, 2023 to June 30, 2024, an amount equal to 4% of the procurement amount during such period; and (ii) for the period from July 1, 2024 until December 31, 2024, an amount equal to 2% of the procurement amount during such period; and (iii) for the period from January 1, 2025 until the end of the Term, an amount equal to 1% of the procurement amount during such period. For the year ended December 31, 2023, fees incurred by the Company related to this agreement were $40.3 million and were included in cost of sales.

Brand License Agreement

In connection with the separation, the Company entered into a brand license agreement with JS Global, in which the Company granted to JS Global the non-exclusive rights to obtain, produce and source, and the exclusive rights to distribute and sell, our brands of products in certain international markets in APAC. The brand license agreement has a term of 20 years from the date of the separation. Under this agreement, JS Global pays to SharkNinja a royalty of 3% of net sales of licensed products. For the year ended December 31, 2023, the Company earned royalty income of $1.9 million which was included in net sales.

Product Development Agreements

The Company has historically utilized JS Global subsidiaries for certain research and development services. For the years ended December 31, 2023, 2022 and 2021, the Company paid $3.0 million, $3.6 million and $4.0 million, respectively, to JS Global entities for these services.

In connection with the separation, the Company entered into an agreement with JS Global to provide certain research and development, and related product management, services to JS Global entities related to the distribution of products in APAC. For the year ended December 31, 2023, the Company earned product development service fees of $0.4 million under this agreement.

Transition Services Agreement

In connection with the separation, the Company entered into a transition services agreement with JS Global pursuant to which the Company provides certain transition services to JS Global, in order to facilitate the transition of the separated JS Global business. The services are provided on a transitional basis for a term of twenty-four months, subject to a three-month extension by JS Global. For the year ended December 31, 2023, service fees related to this agreement were $1.3 million and were recorded as a reduction of general and administrative expenses.
Former Joint Venture

In 2018, the Company entered into a joint venture agreement with a JS Global subsidiary for the purpose of distributing SharkNinja products within the Chinese market. The Company owned 49.0% of the joint venture and JS Global owned 51.0%. In 2022, the Company transferred its equity interest in the joint venture to JS Global for zero consideration. During the year ended December 31, 2021, the Company made equity contributions of $3.8 million to this joint venture entity. Additionally, the Company sold $0, $1.5 million and $12.1 million of finished goods to this entity during the years ended December 31, 2023, 2022 and 2021, respectively.

Transactions with Former Parent

See Note 11 - Shareholders' Equity and Equity Incentive Plan for details on the Company’s equity transaction with Parent including distribution to Former Parent and share-based compensation recharge from Former Parent.

The following is a summary of the related party transactions associated with JS Global:

	Years Ended December 31,
	2023	2022	2021

	(in thousands)
Related party revenue
Sale of goods	$1,264	$1,451	$12,107
Royalty income	1,869	—	—
Related party expense (income)
Cost of sales - purchases of goods and services, net	$1,037,844	$1,413,098	$1,358,827
Research and development services, net	3,004	3,561	4,030
General and administrative	(1,250)	—	—

	As of
	December 31, 2023	December 31, 2022

	(in thousands)
Related party assets
Accounts receivable, net	$3,594	$1,033
Prepaid expenses and other current assets	—	2,886
Related party liabilities
Accounts payable	$101,538	$231,805
Accrued expenses and other current liabilities	—	8,399

Cash Bonuses from Related Parties

In December 2023, Mr. Xuning Wang, the Chairperson of the board of directors and the Company’s controlling shareholder, paid Mr. Mark Barrocas, the Company’s Chief Executive Officer, a cash bonus of $24.0 million on behalf of the Company, which was recorded as an operating expense by the Company but had no impact on the Company’s overall cash flow. The bonus is subject to repayment to Mr. Wang if, among other things, the Company terminates Mr. Barrocas’ employment for cause, or Mr. Barrocas terminates his service, other than for good reason (as defined in his employment agreement), within 18 months from the payment date.
In December 2023, Mr. Wang paid Mr. Neil Shah, the Company’s Chief Commercial Officer, EVP, a cash bonus of $8.2 million on behalf of the Company, which was recorded as an operating expense by the Company but had no impact on the Company’s overall cash flow. The bonus is subject to repayment to Mr. Wang if, among other things, the Company terminates Mr. Shah’s employment for cause, or Mr. Shah terminates his service, other than for good reason (as defined in his employment agreement), within 12 months from the payment date.

These bonuses were paid in recognition of the strong performance under the leadership of Mr. Barrocas and Mr. Shah, as well as to continue to incentivize the management team. The payment of these bonuses also reflects the fact that the tax burden on Mr. Barrocas and Mr. Shah as a result of the Company’s separation and distribution from JS Global, which was not determinable at the time of the separation and distribution, was determined to be significant.

Recourse Promissory Notes

On April 29, 2021, the Company issued recourse promissory notes of $17.6 million to certain employees (the “2021 Employee Notes”) to satisfy their individual tax withholding requirements. These promissory notes bore interest at a rate of 0.1%. The receivables under the 2021 Employee Notes were due on the earlier of (i) March 15, 2022, or (ii) the date of the employee’s termination of employment with the Company.

On March 27, 2022, the terms and conditions of the 2021 Employee Notes issued to one executive were amended. The amended promissory note agreement allowed for the forgiveness of the principal amount, plus all accrued and unpaid interest, over a three-year period beginning April 30, 2022, provided that the employee remained continuously employed by the Company through the forgiveness dates. On April 30, 2022, a total of $4.4 million of the 2021 Employee Notes was forgiven and recorded as compensation expense.

On April 12, 2022, the terms and conditions of the 2021 Employee Notes issued to three executives were modified. These modified recourse promissory notes amended the interest rate to 1.3% from 0.1% and extended the maturity date to April 29, 2024. The amended promissory note agreements allowed for the forgiveness of the principal amount, plus all accrued and unpaid interest, over a three-year period beginning April 29, 2022, provided that the employees remained continuously employed by the Company through the forgiveness dates. On April 29, 2022, a total of $0.8 million of the 2021 Employee Notes was forgiven and recorded as compensation expense.

As of December 31, 2022, the outstanding balance of 2021 Employee Notes, including interest, was $11.2 million and was included in prepaid expenses and other current assets. During the year ended December 31, 2023, the Company received full repayment on the outstanding balances of the 2021 Employee Notes and no amounts remained outstanding as of December 31, 2023.

In 2022, the Company issued recourse promissory notes of $6.0 million to certain employees (the “2022 Employee Notes”) to satisfy their individual tax withholding requirements. These promissory notes bore interest at a rate of 1.9%. The receivables on the 2022 Employee Notes were due on the earlier of (i) March 15, 2023, or (ii) the date of the employee’s termination of employment with the Company. As of December 31, 2022, the outstanding balance of 2022 Employee Notes, including interest, was $6.0 million and was included in prepaid expenses and other current assets. During the year ended December 31, 2023, the Company received full repayment on the 2022 Employee Notes and no amounts remained outstanding as of December 31, 2023.